OTHER INCOME, NET (Tables)	9 Months Ended
Sep. 30, 2025
Other Income and Expenses [Abstract]
Schedule of Other Income (Expense), Net
Included in other income (expense), net, in Dole’s condensed consolidated statements of operations were the following items:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

	(U.S. Dollars in thousands)
Rental income	$992	$2,053	$4,829	$6,168
Unrealized loss on foreign currency denominated borrowings	(4,104)	(6,201)	(27,551)	(714)
Noncash realized gain on foreign currency denominated borrowings	5,095	—	5,095	—
Realized (loss) gain on fair value hedges	(452)	(329)	(652)	236
Unrealized (loss) gain on fair value hedges	(400)	(1,285)	392	(246)
Unrealized gain on interest rate swaps	51	—	247	—
Gain on investments	547	971	1,507	1,467
Non-service components of net periodic pension (cost) income	(605)	275	(1,351)	1,531
Gain (loss) on contingent consideration	53	(27)	1,309	(179)
Debt refinancing expenses	—	—	(3,182)	—
Insurance proceeds	9,988	—	9,988	—
Other	1,449	2	2,919	1,195
Other income (expense), net	$12,614	$(4,541)	$(6,450)	$9,458